Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs

The following table provides the components of share-based compensation expense and the associated tax benefit (including those reported as part of discontinued operations in 2013):
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2015	2014	2013
Restricted Stock Units	$306	$270	$249
Stock Options	165	150	140
Portfolio Performance Shares	147	96	56
Total Shareholder Return Units	36	37	37
Performance Share Awards	11	30	34
Directors’ compensation	4	3	7
Share-based payment expense	669	586	523
Tax benefit for share-based compensation expense	(198)	(179)	(173)
Share-based payment expense, net of tax	$471	$407	$350

Schedule of Nonvested Restricted Stock Units Activity

The following table provides data related to all RSU activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2015	2014	2013
Total fair value of shares vested	$371	$401	$379
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$279	$255	$239
Weighted-average period over which RSU cost is expected to be recognized (years)	1.8	1.8	1.8

The following table summarizes all RSU activity during 2015:
	Shares (Thousands)	Weighted-Average Grant-Date Fair Value Per Share
Nonvested, December 31, 2014	29,936	$26.99
Granted	10,602	34.40
Vested	(10,802)	22.04
Reinvested dividend equivalents	961	34.08
Forfeited	(1,562)	31.32
Nonvested, December 31, 2015	29,135	$31.53

Schedule of Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of stock options:
	Year Ended December 31,
	2015	2014	2013
Expected dividend yield(a)	3.19%	3.18%	3.45%
Risk-free interest rate(b)	1.89%	1.94%	1.16%
Expected stock price volatility(c)	18.34%	19.76%	19.68%
Expected term (years)(d)	6.75	6.50	6.50

(a)	Determined using a constant dividend yield during the expected term of the option.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

(d)	Determined using historical exercise and post-vesting termination patterns.

Schedule of Share-based Compensation, Stock Options, Activity

The following table summarizes all stock option activity during 2015:
	Shares (Thousands)	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value(a) (Millions)
Outstanding, December 31, 2014	249,112	$24.05
Granted	46,130	34.59
Exercised	(56,890)	22.31
Forfeited	(4,825)	31.24
Expired	(973)	26.24
Outstanding, December 31, 2015	232,554	26.41	6.2	$1,467
Vested and expected to vest, December 31, 2015(b)	226,804	26.23	6.1	1,466
Exercisable, December 31, 2015	109,561	$20.67	4.0	$1,273

(a)	Market price of underlying Pfizer common stock less exercise price.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures.

The following table summarizes data related to all stock option activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER STOCK OPTION AMOUNTS)	2015	2014	2013
Weighted-average grant-date fair value per stock option	$4.30	$4.40	$3.13
Aggregate intrinsic value on exercise	$666	$458	$578
Cash received upon exercise	$1,263	$1,002	$1,750
Tax benefits realized related to exercise	$187	$131	$160
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$159	$147	$120
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1.8	1.8	1.7

Schedule of Nonvested Performance-based Units Activity

The following table summarizes all PSA activity during 2015, with the shares granted representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2014	4,090	$31.15
Granted	1,648	34.59
Vested	(417)	34.65
Forfeited	(1,450)	34.55
Nonvested, December 31, 2015	3,871	$32.28

The following table provides data related to all PPS activity:
(MILLIONS OF DOLLARS)	Year Ended December 31,
	2015	2014	2013
Total fair value of shares vested	$60	$—	$—
Total compensation cost related to nonvested PPS awards not yet recognized, pre-tax	$102	$139	$107
Weighted-average period over which PPS cost is expected to be recognized (years)	1.7	1.8	2.0

The following table summarizes all PPS activity during 2015, with the shares representing the maximum award that could be achieved:
	Shares (Thousands)	Weighted-Average Intrinsic Value Per Share
Nonvested, December 31, 2014	18,877	$31.15
Granted	8,537	34.59
Vested(a)	(3,403)	34.38
Forfeited	(1,508)	33.75
Nonvested, December 31, 2015(a)	22,503	$32.28
(a)Vested and non-vested shares outstanding, but not paid as of December 31, 2015 were 25,895.

The following table provides data related to all PSA activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2015	2014	2013
Total fair value of shares vested	$14	$39	$40
Total compensation cost related to nonvested PSA grants not yet recognized, pre-tax	$24	$21	$25
Weighted-average period over which PSA cost is expected to be recognized (years)	1.9	1.7	1.7

Schedule of Share-based Payment Award, Stock Appreciation Rights, Valuation Assumptions

The following table provides the weighted-average assumptions used in the valuation of TSRUs:
	Year Ended December 31,
	2015	2014	2013
Expected dividend yield(a)	3.19%	3.18%	3.45%
Risk-free interest rate(b)	1.76%	1.78%	1.03%
Expected stock price volatility(c)	18.41%	19.76%	19.68%
Contractual term (years)	5.91	5.97	5.98

(a)	Determined using a constant dividend yield during the expected term of the TSRU.

(b)	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.

(c)	Determined using implied volatility, after consideration of historical volatility.

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity

The following table provides data related to all TSRU activity:
	Year Ended December 31,
(MILLIONS OF DOLLARS, EXCEPT PER TSRU AMOUNTS)	2015	2014	2013
Weighted-average grant-date fair value per TSRU	$6.66	$6.51	$5.14
Total compensation cost related to nonvested TSRU grants not yet recognized, pre-tax	$29	$30	$31
Weighted-average period over which TSRU cost is expected to be recognized (years)	1.8	1.8	1.6

The following table summarizes all outstanding TSRU activity as of December 31, 2015(a):
	Share Units (Thousands)	Weighted-Average Grant Price Per Share Unit	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
Outstanding	35,757	$25.82	2.9	$347
Vested	17,690	20.26	1.7	286
Expected to vest	18,067	31.27	4.2	61

(a)	In 2015, we settled 4,247,428 share units with a weighted-average grant price of $17.69 per share unit.

The following table summarizes all TSRU activity during 2015:
	Share Units (Thousands)	Weighted-Average Grant-Date Fair Value Per Share Unit	Weighted-Average Grant Price Per Share Unit
Nonvested, December 31, 2014	20,935	$5.29	$26.40
Granted	6,394	6.66	34.54
Vested	(8,050)	4.51	21.22
Forfeited	(1,212)	6.22	31.44
Nonvested, December 31, 2015	18,067	$6.07	$31.27

The following table summarizes all outstanding TSRU activity as of December 31, 2015(a):
	Share Units (Thousands)	Weighted-Average Grant Price Per Share Unit	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (Millions)
Outstanding	35,757	$25.82	2.9	$347
Vested	17,690	20.26	1.7	286
Expected to vest	18,067	31.27	4.2	61